TAX (Tables)	6 Months Ended
Jun. 30, 2026
TAX
Schedule of IFRS based income tax expense and management's adjustments

	Six months ended 30 June
	2026			2025
	Pre-tax profit	Tax	Tax rate	Pre-tax profit	Tax	Tax rate
	£m	£m	%	£m	£m	%
IFRS	1,056	(286)	27.1%	1,075	(262)	24.4%
Adjusting items	189	(36)		39	(10)
Adjusted	1,245	(322)	25.9%	1,114	(272)	24.4%